Income Taxes - Income from Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) Income Before Income Taxes [Abstract]
United States	$ (262)	$ 149	$ 35
Foreign	301	333	344
Income (loss) from continuing operations before income taxes	$ 39	$ 482	$ 379